Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Series A Convertible Preferred Shares		3,269,998	3,269,998
Conversion rate	0.2	0.00002	0.00002
Common shares after conversion	654,000	654,000	654,000
Option shares		3,269,998	3,269,998
Warrant shares		88,510	109,584
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Series A Convertible Preferred Shares		144,125	215,625
Option shares		144,125	215,625